RELATED PARTY TRANSACTIONS, Administrative Support Agreement and Related Party Loans (Q3) (Details) - USD ($)		3 Months Ended	4 Months Ended	9 Months Ended
	Nov. 18, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Sponsor [Member] | Administrative Support Agreement [Member]
Related Party Transactions [Abstract]
Fees incurred		$ 30,000	$ 10,000	$ 90,000
Accrued expense		80,000	10,000	80,000
Sponsor [Member] | Administrative Support Agreement [Member] | Maximum [Member]
Related Party Transactions [Abstract]
Related party transaction	$ 10,000
Sponsor or an Affiliate of the Sponsor, or Certain of the Company's Officers and Directors [Member] | Working Capital Loans [Member]
Related Party Transactions [Abstract]
Related party outstanding borrowings		$ 0	$ 0	$ 0
Share Price (in dollars per share)		$ 1.00	$ 1.00	$ 1.00
Sponsor or an Affiliate of the Sponsor, or Certain of the Company's Officers and Directors [Member] | Working Capital Loans [Member] | Maximum [Member]
Related Party Transactions [Abstract]
Related party transaction			$ 1,500,000	$ 1,500,000